Qualitative and quantitative Information of Financial Risks - Summary of Hedging Contracts (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, Carrying amount		€ (20)
Financial liabilities, Carrying amount	€ 434,605	398,916
Hedging Instruments | Non-current financial assets | Interest rate swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract notional	130,000
Financial assets, Carrying amount		577
Hedging Instruments | Current financial assets | Interest rate swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract notional	220,000
Financial assets, Carrying amount	711	2,373
Hedging Instruments | Non-current financial liabilities | Interest rate swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract notional	130,000
Financial liabilities, Carrying amount	(642)	€ (488)
Hedging Instruments | Current financial liabilities | Interest rate swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract notional	70,000
Financial liabilities, Carrying amount	€ (348)